CECL (Details 15)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Number of Macroeconomic Scenarios	3
Number of Macroeconomic Factors	37
Scenario, Macroeconomic scenario, Downside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent		40.00%
Scenario, Macroeconomic scenario, Mild Downside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	15.00%
Scenario, Macroeconomic scenario, Severe Downside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	25.00%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		(1.70%)
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		(0.90%)
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		0.00%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		3.40%
Scenario, Macroeconomic scenario, Downside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		(6.80%)
Scenario, Macroeconomic scenario, Mild Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.40%
Scenario, Macroeconomic scenario, Mild Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.70%
Scenario, Macroeconomic scenario, Mild Downside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.70%
Scenario, Macroeconomic scenario, Mild Downside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.80%
Scenario, Macroeconomic scenario, Mild Downside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(2.00%)
Scenario, Macroeconomic scenario, Severe Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(1.20%)
Scenario, Macroeconomic scenario, Severe Downside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.40%
Scenario, Macroeconomic scenario, Severe Downside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.40%
Scenario, Macroeconomic scenario, Severe Downside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	5.30%
Scenario, Macroeconomic scenario, Severe Downside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(4.50%)
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		0.50%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		2.10%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		1.00%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		2.30%
Scenario, Macroeconomic scenario, Downside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		0.40%
Scenario, Macroeconomic scenario, Mild Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(0.70%)
Scenario, Macroeconomic scenario, Mild Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.40%
Scenario, Macroeconomic scenario, Mild Downside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(0.90%)
Scenario, Macroeconomic scenario, Mild Downside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(0.70%)
Scenario, Macroeconomic scenario, Mild Downside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(2.00%)
Scenario, Macroeconomic scenario, Severe Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(3.00%)
Scenario, Macroeconomic scenario, Severe Downside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(0.90%)
Scenario, Macroeconomic scenario, Severe Downside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.60%
Scenario, Macroeconomic scenario, Severe Downside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.90%
Scenario, Macroeconomic scenario, Severe Downside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	(1.40%)
Scenario, Macroeconomic scenario, Baseline [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent	60.00%	50.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.70%	0.90%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	5.20%	4.50%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.30%	2.70%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	4.10%	5.20%
Scenario, Macroeconomic scenario, Baseline, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	1.20%	1.20%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	0.30%	1.50%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	4.70%	4.90%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	2.70%	2.00%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.70%	4.10%
Scenario, Macroeconomic scenario, Baseline, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent	3.30%	1.90%
Scenario, Macroeconomic scenario, Upside [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Macroeconomic Scenario Probability, in percent		10.00%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		1.20%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		6.20%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		3.20%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		5.50%
Scenario, Macroeconomic scenario, Upside, Forecast, One year [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		3.90%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | UNITED STATES [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		2.00%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Real GDP growth rate (%YoY) [Member] | CHINA [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		5.80%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | SWITZERLAND [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		2.10%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Nominal GDP growth rate (%YoY) [Member] | European Union (EU) [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		3.80%
Scenario, Macroeconomic scenario, Upside, Forecast, Two years [Member] | Industrial production (%YoY) [Member] | World [Member]
Allowance for Credit Loss, Macroeconomic scenarios [Line Items]
Allowance for Credit Losses, Macroeconomic Forecast, in percent		3.90%